Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Segment Reporting Information [Line Items]
Net revenues	$ 2,447,430	$ 1,799,509	$ 1,478,348
Operating cost and expenses:
Cost of revenues	(1,065,740)	(749,586)	(614,364)
Selling and marketing	(324,249)	(232,826)	(197,897)
General and administrative	(794,482)	(554,948)	(471,010)
Total operating cost and expenses	(2,184,471)	(1,537,360)	(1,283,271)
Gain on disposal of a subsidiary			3,760
Operating income	262,959	262,149	198,837
Total assets	3,977,712	2,924,979	2,354,834
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	2,447,430	1,799,509	1,478,348
Operating cost and expenses:
Cost of revenues	(1,065,740)	(749,586)	(614,364)
Selling and marketing	(293,400)	(208,463)	(174,814)
General and administrative	(613,328)	(438,672)	(365,181)
Total operating cost and expenses	(2,184,471)	(1,537,360)	(1,283,271)
Gain on disposal of a subsidiary			3,760
Operating income	262,959	262,149	198,837
Total assets	2,743,195	1,968,216	1,610,880
Corporate, Non-Segment [Member]
Operating cost and expenses:
Total operating cost and expenses	(212,003)	(140,639)	(128,912)
Total assets	1,234,517	956,763	743,954
Language Training and Test Preparation Course [Member]
Operating cost and expenses:
Total assets	1,898,504	1,361,261	1,120,580
Language Training and Test Preparation Course [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	2,022,978	1,510,497	1,238,572
Operating cost and expenses:
Cost of revenues	(869,012)	(623,364)	(516,370)
Selling and marketing	(193,851)	(146,544)	(125,815)
General and administrative	(504,985)	(363,949)	(296,686)
Total operating cost and expenses	(1,567,848)	(1,133,857)	(938,871)
Operating income	455,130	376,640	299,701
Total assets	1,898,504	1,361,261	1,120,580
Others [Member]
Operating cost and expenses:
Total assets	84,491	606,955	490,300
Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	424,452	289,012	239,776
Operating cost and expenses:
Cost of revenues	(196,728)	(126,222)	(97,994)
Selling and marketing	(99,549)	(61,919)	(48,999)
General and administrative	(108,343)	(74,723)	(68,495)
Total operating cost and expenses	(404,620)	(262,864)	(215,488)
Gain on disposal of a subsidiary			3,760
Operating income	19,832	26,148	28,048
Total assets	$ 844,691	$ 606,955	$ 490,300